Note 8 - Right to Use Assets and Lease Liability - Lease Maturity (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018
Three months ended December 31, 2019	$ 15,163
Year ended December 31, 2020	61,253
Year ended December 31, 2021	63,090
Total	139,506
Less: Present value discount	(10,888)
Lease liability	$ 128,618	$ 170,000